6. Costs and expenses by nature (Tables)	6 Months Ended
Jun. 30, 2020
Expenses by nature [abstract]
Schedule of cost of sales
6.1.	Cost of sales
	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Raw material, products for resale, materials and third-party services (*)	(6,979)	(10,182)	(2,541)	(4,347)
Depreciation, depletion and amortization	(4,972)	(6,155)	(2,077)	(3,015)
Production taxes	(2,807)	(5,003)	(961)	(2,605)
Employee compensation	(1,185)	(1,673)	(485)	(833)
Total	(15,943)	(23,013)	(6,064)	(10,800)

Schedule of selling expenses
6.2.	Selling expenses
	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Materials, third-party services, freight, rent and other related costs	(2,212)	(1,426)	(1,057)	(740)
Depreciation, depletion and amortization	(251)	(278)	(128)	(142)
Allowance for expected credit losses	(30)	(27)	(21)	2
Employee compensation	(88)	(107)	(40)	(55)
Total	(2,581)	(1,838)	(1,246)	(935)

Schedule of general and administrative expenses
6.3.	General and administrative expenses
	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Employee compensation	(514)	(755)	(226)	(372)
Materials, third-party services, freight, rent and other related costs	(136)	(279)	(42)	(140)
Depreciation, depletion and amortization	(52)	(89)	(23)	(47)
Total	(702)	(1,123)	(291)	(559)